Retirement Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Multiemployer Plans [Line Items]
Collective bargaining agreement expiration date	Sep. 06, 2019
Payments in pension fund	$ 400	$ 500	$ 500
Payments in benefits fund	$ 1,100	1,500	1,500
Percentage of contribution	5.00%
Surcharge	No
Plan funded status description	Less than 65 percent
Plan contributions expenses	$ 3,600	3,300	3,900
Expenses for employee contribution plan	$ 29,929	$ 31,063	$ 36,110
Defined contribution plan, employer matching contribution, percent of match	35.00%
Defined contribution plan, maximum percentage of employee gross	6.00%
Postretirement Plan
Multiemployer Plans [Line Items]
Percentage of employer contribution	15.00%
Profit Sharing Plans
Multiemployer Plans [Line Items]
Percentage of employer contribution	15.00%